PROVISION FOR JUDICIAL LIABILITIES - Possible losses, civil and environmental (Details) R$ in Thousands	12 Months Ended
	Dec. 31, 2023 BRL (R$) ha item	Dec. 31, 2022 BRL (R$) item
PROVISION FOR JUDICIAL LIABILITIES
Possible losses for which no provision was recorded | R$	R$ 14,432,915	R$ 12,937,551
Civil, environment and real estate
PROVISION FOR JUDICIAL LIABILITIES
Possible losses for which no provision was recorded | R$	4,462,964	4,414,877
Civil and environment
PROVISION FOR JUDICIAL LIABILITIES
Possible losses for which no provision was recorded | R$	R$ 4,462,964	R$ 4,414,877
Civil and environment | Public Civil Claims, real properties acquired | Public Civil Claim 2
PROVISION FOR JUDICIAL LIABILITIES
Area blocked in preliminary injunction | ha	4,000
Possible losses | Civil, environment and real estate
PROVISION FOR JUDICIAL LIABILITIES
Number of lawsuits	219	221
Possible losses | Civil and environment | Public Civil Claims, transportation of wood
PROVISION FOR JUDICIAL LIABILITIES
Number of lawsuits	2
Possible losses | Civil and environment | Public Civil Claims, real properties acquired
PROVISION FOR JUDICIAL LIABILITIES
Number of lawsuits	2
Possible losses | Civil and environment | Public Civil Claims, environmental lawsuit
PROVISION FOR JUDICIAL LIABILITIES
Number of lawsuits	1
Possible losses | Civil and environment | Public Civil Claims, administrative civil proceeding
PROVISION FOR JUDICIAL LIABILITIES
Number of lawsuits	1